Organization and Nature of Operations (Details)	12 Months Ended
	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 CNY (¥) shares	Sep. 30, 2021 $ / shares shares	Aug. 28, 2019	Aug. 22, 2019
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares authorized (in Shares)	250,000,000		250,000,000	250,000,000
Ordinary stock, par value (in Dollars per share) | $ / shares	$ 0.0002			$ 0.0002
Ordinary shares issued (in Shares)	13,239,182		13,239,182	13,127,000
Ordinary shares outstanding (in Shares)	13,239,182		13,239,182	13,127,000
Paid in capital (in Yuan Renminbi) | ¥		¥ 234,438,215
Wenzhou Hongshun Stainless Steel Ltd [Member]
Organization and Nature of Operations (Details) [Line Items]
Interest rate				99.00%	5.00%	94.00%
Di Wang [Member]
Organization and Nature of Operations (Details) [Line Items]
Interest rate	1.00%		1.00%	1.00%
Huadi International Group Co., Ltd [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares authorized (in Shares)	250,000,000		250,000,000
Ordinary stock, par value (in Dollars per share) | $ / shares	$ 0.0002
Capital paid amount | $	$ 21,680,341
Ordinary shares issued (in Shares)	13,239,182		13,239,182
Ordinary shares outstanding (in Shares)	13,239,182		13,239,182
Yongqiang Tuoxing Limited [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares authorized (in Shares)	50,000		50,000
Ordinary stock, par value (in Dollars per share) | $ / shares	$ 1
Cash paid in capital | $	$ 0
Hong Kong Beach Limited (“HK Beach”) [Member]
Organization and Nature of Operations (Details) [Line Items]
Cash paid in capital | $	0
Wenzhou Hongshun Stainless Steel Ltd [Member]
Organization and Nature of Operations (Details) [Line Items]
Capital paid amount | $	10,000,000
Cash paid in capital | $	$ 0
Huadi Steel Group Limited. (“Huadi Steel”) [Member]
Organization and Nature of Operations (Details) [Line Items]
Capital paid amount | ¥			¥ 268,800,000